Stock-Based Compensation (Summary Of Darden Stock Unit Activity) (Details) (Darden Stock Units, USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
May 27, 2012
Darden Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares)	1.9
Units granted (shares)	0.6
Units vested (shares)	(0.3)
Units canceled (shares)	(0.1)
Outstanding end of period (shares)	2.1
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.92
Units granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 50.08
Units vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 48.74
Units canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 39.38
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share)	$ 53.06